Notes to the Consolidated Statements of Financial Position - Summary of Contract Liabilities (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Contract liabilities	€ 9.3	€ 4.7